SEGMENT (Tables)	9 Months Ended
Sep. 30, 2022
SEGMENT
Summary of reportable segment results

	Nine Months Ended September 30,
	2021			2022
	Legacy			Legacy
	Huazhu	Legacy DH	Total	Huazhu	Legacy DH	Total
Total revenues	8,471	966	9,437	7,899	2,257	10,156
Operating costs and expenses	7,736	2,006	9,742	8,023	2,608	10,631
Income (loss) from operations	830	(704)	126	54	(254)	(200)
Net (loss) income attributable to H World Group Limited	571	(578)	(7)	(1,336)	(361)	(1,697)
Income tax expense (benefit)	213	(216)	(3)	36	(32)	4
Interest income	64	—	64	60	—	60
Interest expense	226	87	313	194	98	292
Depreciation and amortization	903	179	1,082	917	179	1,096
EBITDA	1,849	(528)	1,321	(249)	(116)	(365)

Schedule of total assets for operating segments, reconciled to consolidated amounts

As of
	December 31, 2021			September 30, 2022
	Legacy			Legacy
	Huazhu	Legacy DH	Total	Huazhu	Legacy DH	Total
Total assets	45,353	17,916	63,269	44,002	17,385	61,387

Schedule of revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region

Revenues：	Nine Months Ended September 30,
	2021	2022
China	8,459	7,881
Germany	799	1,717
All others	179	558
Total	9,437	10,156

	As of
	December 31, 2021	September 30, 2022
China	33,143	31,902
Germany	13,884	13,424
All others	2,929	2,970
Total	49,956	48,296